Description of Business - Schedule Of Common Stock Issued and Outstanding Immediately After Business Combination (Details) - Class A Common Stock and Class X Common Stock	Mar. 29, 2022 shares
Business Acquisition [Line Items]
Starry common stock issued immediately after Merger	162,194,996
Starry common stock immediately after Merger percentage	100.00%
Starry Equityholders
Business Acquisition [Line Items]
Starry common stock issued immediately after Merger	140,062,611	[1]
Starry common stock immediately after Merger percentage	86.00%	[1]
FirstMark Founder Shares
Business Acquisition [Line Items]
Starry common stock issued immediately after Merger	2,677,500	[2],[3]
Starry common stock immediately after Merger percentage	2.00%	[2],[3]
FirstMark Public Stockholders
Business Acquisition [Line Items]
Starry common stock issued immediately after Merger	4,921,551	[3]
Starry common stock immediately after Merger percentage	3.00%	[3]
PIPE investors [Member]
Business Acquisition [Line Items]
Starry common stock issued immediately after Merger	14,533,334	[3]
Starry common stock immediately after Merger percentage	9.00%	[3]

[1]	Excludes 45,918,159 shares of Class A common stock underlying outstanding stock options and restricted stock units.
[2]	Excludes 4,128,113 Earnout Shares subject to forfeiture if certain performance-based vesting conditions are not met (see Note 9).
[3]	The FirstMark founder shares, FirstMark public stockholders and PIPE investors are presented combined in the Condensed Consolidated Statements of Stockholders’ Equity (Deficit) on the line item “Business Combination transaction, net of transaction costs and assumed liabilities”.